Financial Risk Management - Breakdown of the Group's main monetary net assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
U.S. Dollar / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (484,709)	$ (587,955)
U.S. Dollar / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	47,842	14,847
Euro / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	347	4,637
Euro / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (2,831)	$ (1,151)